SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll	$ 1,211	$ 1,498	$ 1,358
Accrued legal and other	808	798	473
Lab rebate liabilities	35	38	81
Total accrued expenses	$ 2,054	$ 2,334	$ 1,912